Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Payroll payable	$ 104,864	$ 145,358	$ 105,649
Payable to professionals	31,000	389,000	253,250
Freight payable	364,587	795,246	1,889
VAT			34,314
Others	9,255	19,337
Total	$ 580,793	$ 1,348,941	$ 395,102